Investment Strategy - Invesco Diversified Dividend Opportunities ETF	Mar. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of companies that pay dividends. The Fund considers dividend-paying companies to be ones that pay out a portion of their profits to their shareholders on a periodic basis (i.e., at least once within the company’s latest fiscal year). Under normal market conditions, the Fund will invest a significant percentage of its net assets in common stocks of large-capitalization U.S. companies. The Fund considers a large-capitalization company to be one that has a market capitalization, at the time of purchase, of at least $10 billion. A company's “market capitalization” is the value of its outstanding stock.
In selecting investments, Invesco Advisers, Inc. (the “Sub-Adviser”) seeks to identify dividend-paying companies with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. The Fund invests in securities that the Sub-Adviser believes are undervalued based on various valuation measures. Through fundamental research, financial statement analysis and the use of several valuation techniques, the Sub-Adviser estimates a target price for each security over a 2 to 3 year investment horizon. The Sub-Adviser seeks to manage risk by utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporates an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating the investment universe, the Sub-Adviser seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. The Sub-Adviser then constructs a portfolio it believes provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation. As reflected in the Fund’s name, the Sub-Adviser seeks to diversify the Fund’s dividend-paying holdings across a wide range of market sectors.
The Sub-Adviser maintains a rigorous sell discipline and considers selling or trimming a position in a stock when it no longer materially meets its investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.